JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	0.2%
Holding Companies-Diversified	0.2%
Austerlitz Acquisition Corp. II(a)		634	$6,347
CC Neuberger Principal Holdings III(a)		104	1,040
Northern Star Investment Corp. III(a)		211	2,094
			9,481
TOTAL COMMON STOCKS (Cost $9,505)			9,481

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	19.0%
Biotechnology	2.9%
Bridgebio Pharma, Inc. 2.25%, 02/01/29(b)		$50,000	29,475
Innoviva, Inc. 2.50%, 08/15/25		100,000	121,312
			150,787
Internet	3.9%
Airbnb, Inc. 0.00%, 03/15/26(b)		50,000	48,925
Spotify U.S.A., Inc. 0.00%, 03/15/26(b)		80,000	72,352
Twitter, Inc. 0.00%, 03/15/26(b)		90,000	80,604
			201,881
Media	5.5%
Liberty Broadband Corp. 2.75%, 09/30/50(b)		100,000	101,299
Liberty Latin America Ltd. 2.00%, 07/15/24		190,000	186,675
			287,974
Software	6.7%
Alteryx, Inc. 1.00%, 08/01/26		70,000	62,563
Envestnet, Inc. 0.75%, 08/15/25(b)		100,000	100,312
Fastly, Inc. 0.00%, 03/15/26(b)		110,000	89,925
Splunk, Inc. 1.13%, 06/15/27		100,000	93,250
			346,050
TOTAL CONVERTIBLE BONDS (Cost $1,004,051)			986,692
CORPORATE BONDS	64.4%
Advertising	5.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		250,000	261,875

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Aerospace/Defense	4.2%
Boeing (The) Co. 5.81%, 05/01/50		$80,000	$108,680
Hexcel Corp. 4.20%, 02/15/27		100,000	107,433
			216,113
Banks	4.1%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(c)		105,000	106,181
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(c)		105,000	105,525
			211,706
Commercial Services	2.0%
Graham Holdings Co. 5.75%, 06/01/26(b)		100,000	103,875
Diversified Financial Services	3.1%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		150,000	163,500
Electrical Component & Equipments	2.1%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		100,000	109,625
Food	3.3%
JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc. 6.50%, 04/15/29(b)		100,000	110,001
Post Holdings, Inc. 5.75%, 03/01/27(b)		60,000	61,950
			171,951
Healthcare-Services	3.9%
Encompass Health Corp. 4.63%, 04/01/31		150,000	152,625
IQVIA, Inc. 5.00%, 10/15/26(b)		50,000	51,312
			203,937
Internet	15.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/27(b)		120,000	124,050
GrubHub Holdings, Inc. 5.50%, 07/01/27(b)		100,000	99,300
Netflix, Inc. 6.38%, 05/15/29		160,000	198,800
TripAdvisor, Inc. 7.00%, 07/15/25(b)		190,000	200,450
Uber Technologies, Inc. 8.00%, 11/01/26(b)		150,000	159,750
			782,350

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Machinery-Diversified	1.0%
Flowserve Corp. 3.50%, 10/01/30		$50,000	$51,707
Media	8.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/23(b)		50,000	50,002
5.38%, 06/01/29(b)		150,000	161,870
Sirius XM Radio, Inc. 5.50%, 07/01/29(b)		100,000	107,750
ViacomCBS, Inc.,
(Variable, ICE LIBOR USD 3M + 3.90%) 5.88%, 02/28/57(c)		10,000	9,972
(Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(c)		100,000	112,625
			442,219
Packing & Containers	1.5%
Berry Global, Inc. 4.88%, 07/15/26(b)		75,000	77,582
Pipelines	0.5%
DCP Midstream L.P. (Variable, ICE LIBOR USD 3M + 5.15%) 7.38%, 12/15/22(c)		25,000	24,688
Real Estate	2.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.38%, 04/01/27(b)		100,000	108,000
Real Estate Investment Trusts	4.0%
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 02/01/27		160,000	180,800
SBA Communications Corp. 3.13%, 02/01/29(b)		30,000	28,800
			209,600
Software	2.0%
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		100,000	104,500
Transportation	2.0%
XPO Logistics, Inc. 6.25%, 05/01/25(b)		100,000	104,625
TOTAL CORPORATE BONDS (Cost $3,362,863)			3,347,853
FOREIGN ISSUER BONDS	6.5%
Beverages	2.2%
Bacardi Ltd. 4.70%, 05/15/28(b)		100,000	113,182
Oil & Gas	2.0%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.04%) 4.38%, 06/22/25(c)		100,000	104,250

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Telecommunications	2.3%
Altice France S.A. 8.13%, 02/01/27(b)		$115,000	$122,529
TOTAL FOREIGN ISSUER BONDS (Cost $344,387)			339,961

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	3.8%
Banks	1.0%
Morgan Stanley (Variable, ICE LIBOR USD 3M + 3.49%) 5.85%(c)		1,679	48,842
Telecommunications	2.8%
2020 Cash Mandatory Exchangeable Trust (a)(b)		140	145,979
PREFERRED STOCKS (Cost $199,219)			194,821
CLOSED-END FUNDS	1.2%
Eagle Point Credit Co., Inc.		4,474	62,636
TOTAL CLOSED-END FUNDS (Cost $46,682)			62,636
SHORT-TERM INVESTMENTS	3.5%
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(d)		181,680	181,680
TOTAL SHORT-TERM INVESTMENTS (Cost $181,680)			181,680
TOTAL INVESTMENTS (Cost $5,148,387)	98.6%		5,123,124
NET OTHER ASSETS (LIABILITIES)	1.4%		73,075
NET ASSETS	100.0%		$5,196,199

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Floating rate security. The rate presented is the rate in effect at December 31, 2021, and the related index and spread are shown parenthetically for each security.
(d)7-day current yield as of December 31, 2021 is disclosed.

JOHCM FUNDS TRUST
JOHCM CREDIT INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

At December 31, 2021 the JOHCM Credit Income Fund's investments were concentrated as follows:
Country Allocation	Percentage of Net Assets
United States	88.5%
Chile	3.6
France	2.3
Bermuda	2.2
United Kingdom	2.0
Total	98.6%

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.0%
Brazil	7.6%
Ambev S.A. - ADR		4,247,492	$11,892,977
Petroleo Brasileiro S.A. - ADR		3,853,513	42,311,573
Suzano S.A. - ADR(a)		1,044,640	11,282,112
			65,486,662
Canada	2.3%
Barrick Gold Corp.		1,051,451	19,977,569
China	20.3%
Anhui Conch Cement Co. Ltd. - Class H		3,278,109	16,374,675
China Oilfield Services. Ltd. - Class H		9,460,000	8,286,167
Country Garden Services Holdings Co. Ltd.		1,470,000	8,803,919
ENN Energy Holdings Ltd.		1,312,005	24,700,365
Jiangsu Expressway Co. Ltd. - Class H		4,758,982	4,876,438
Longfor Group Holdings Ltd.(b)		5,373,372	25,290,348
Proya Cosmetics Co. Ltd. - Class A		617,784	20,242,326
TravelSky Technology Ltd. - Class H		3,370,000	5,670,294
Trip.com Group Ltd. - ADR(a)		442,566	10,895,975
Tsingtao Brewery Co. Ltd. - Class H		1,965,536	18,401,181
Xinyi Energy Holdings Ltd.		3,002,948	1,644,438
Xinyi Solar Holdings Ltd.		10,723,440	18,180,566
Zhejiang Expressway Co. Ltd. - Class H		12,319,315	10,980,274
			174,346,966
Hong Kong	4.9%
China Resources Land Ltd.		1,751,176	7,366,233
Hong Kong Exchanges & Clearing Ltd.		526,799	30,766,621
Lee & Man Paper Manufacturing Ltd.		5,748,000	3,995,378
			42,128,232
India	16.0%
Apollo Tyres Ltd.		1,150,776	3,392,619
Container Corp. of India Ltd.		1,334,466	11,032,339
HDFC Bank Ltd. - ADR		303,582	19,754,081
ICICI Bank Ltd. - ADR		1,510,981	29,902,314
Larsen & Toubro Ltd.		901,782	22,999,577
Mahindra & Mahindra Ltd.		1,448,551	16,313,229
State Bank of India		5,402,967	33,467,066
			136,861,225
Jersey	0.6%
Centamin PLC		4,193,722	5,041,790
Mexico	5.7%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,708,622	5,148,571
Cemex S.A.B. de C.V. - ADR(a)		3,909,110	26,503,766
Megacable Holdings S.A.B. de C.V. - CPO		1,414,168	4,818,068
Wal-Mart de Mexico S.A.B. de C.V.		3,428,580	12,741,113
			49,211,518

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netherlands	3.4%
Prosus N.V.(a)		343,734	$28,775,316
Russia	3.3%
Gazprom PJSC - ADR		1,416,109	13,084,847
Globaltrans Investment PLC - REG - GDR		833,616	7,102,408
Sberbank of Russia PJSC - ADR		525,167	8,428,931
			28,616,186
South Africa	4.7%
FirstRand Ltd.		5,042,370	19,239,165
Mr Price Group Ltd.		1,173,295	14,689,197
Naspers Ltd. - Class N		41,298	6,406,568
			40,334,930
South Korea	19.0%
Cheil Worldwide, Inc.		537,733	10,288,554
Kangwon Land, Inc.(a)		323,842	6,532,749
NCSoft Corp.		19,291	10,416,001
Samsung Electronics Co. Ltd.		1,079,665	70,880,164
Samsung Electronics Co. Ltd. - REG - GDR		1,125	1,855,125
SK Hynix, Inc.		288,552	31,570,980
SK Square Co. Ltd.(a)		235,902	13,176,776
SK Telecom Co. Ltd.		364,912	17,765,776
			162,486,125
Taiwan	6.2%
Primax Electronics Ltd.		6,944,384	14,194,132
Taiwan Cement Corp.		4,577,000	7,940,994
Tong Yang Industry Co. Ltd.		6,827,643	8,169,187
Win Semiconductors Corp.		522,000	7,040,508
Yuanta Financial Holding Co. Ltd.		17,186,000	15,693,870
			53,038,691
United Arab Emirates	3.0%
Emaar Properties PJSC		19,090,097	25,363,689
TOTAL COMMON STOCKS (Cost $725,671,330)			831,668,899
PREFERRED STOCKS	1.1%
Brazil	1.1%
Azul S.A. - ADR(a)		674,952	8,909,366
TOTAL PREFERRED STOCKS (Cost $13,295,894)			8,909,366
TOTAL INVESTMENTS (Cost $738,967,224)	98.1%		840,578,265
NET OTHER ASSETS (LIABILITIES)	1.9%		16,517,962
NET ASSETS	100.0%		$857,096,227

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
GDR – Global Depositary Receipt
REG – Registered
At December 31, 2021 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	5.1%
Consumer Discretionary	11.1
Consumer Staples	7.4
Energy	7.4
Financials	18.9
Industrials	7.7
Information Technology	19.0
Materials	10.6
Real Estate	7.8
Utilities	3.1
Total	98.1%

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.4%
Austria	0.5%
Vienna Insurance Group A.G. Wiener Versicherung Gruppe		7,648	$216,319
Brazil	4.0%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia S.A.(a)		52,500	61,726
Cia Brasileira de Aluminio(a)		149,300	369,197
Empreendimentos Pague Menos S.A.(a)		152,700	256,203
Oncoclinicas do Brasil Servicos Medicos S.A.(a)		143,300	289,254
Santos Brasil Participacoes S.A.		439,800	507,531
Sinqia S.A.(a)		83,100	245,179
Zenvia, Inc. - Class A(a)		29,503	200,325
			1,929,415
Canada	4.0%
Capstone Mining Corp.(a)		90,201	397,898
Dundee Precious Metals, Inc.		73,690	455,556
Neo Performance Materials, Inc.		35,270	565,458
Parex Resources, Inc.		27,662	472,569
			1,891,481
Chile	0.7%
Cia Cervecerias Unidas S.A. - ADR		21,737	356,704
China	5.2%
China Datang Corp. Renewable Power Co. Ltd. - Class H		1,426,000	656,532
Chlitina Holding Ltd.		42,000	343,986
Silergy Corp.		3,313	598,598
Sinopec Engineering Group Co. Ltd. - Class H		435,500	215,026
Uni-President China Holdings Ltd.		477,000	462,468
Xtep International Holdings Ltd.		122,500	204,231
			2,480,841
Czech Republic	0.5%
Moneta Money Bank A.S.(b)		60,550	259,797
Germany	0.7%
Krones A.G.		3,101	338,609
Greece	2.6%
Eurobank Ergasias Services and Holdings S.A.(a)		562,491	570,849
Mytilineos S.A.		18,080	311,437
Star Bulk Carriers Corp.		15,025	340,617
			1,222,903
Hong Kong	4.7%
Bosideng International Holdings Ltd.		328,000	206,537
China Power International Development Ltd.		437,000	294,227
CIMC Enric Holdings Ltd.		518,000	753,329
Pax Global Technology Ltd.		358,000	253,433
Towngas China Co. Ltd.(a)		829,000	720,819
			2,228,345

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hungary	1.1%
Richter Gedeon Nyrt		19,612	$527,490
India	18.7%
Apollo Tyres Ltd.		86,634	255,407
Aster DM Healthcare Ltd.(a)(b)		121,120	283,184
Astral Ltd.		8,221	252,351
Bata India Ltd.		11,408	287,235
Computer Age Management Services Ltd.		7,657	274,624
Dr Lal PathLabs Ltd.(b)		12,893	662,943
Finolex Cables Ltd.		55,111	391,523
Godrej Properties Ltd.(a)		15,949	401,602
Heritage Foods Ltd.		38,123	209,191
Indian Energy Exchange Ltd.(b)		202,188	687,599
Ipca Laboratories Ltd.		15,553	453,352
KPIT Technologies Ltd.		137,092	1,130,420
NCC Ltd.		239,089	226,270
Persistent Systems Ltd.		5,236	345,449
PNC Infratech Ltd.		101,987	361,311
PTC India Ltd.		392,226	575,393
Quess Corp. Ltd.(b)		44,028	507,204
Shriram Transport Finance Co. Ltd.		16,047	262,716
Varun Beverages Ltd.		58,414	698,039
VST Tillers Tractors Ltd.		11,363	422,469
WNS Holdings Ltd. - ADR(a)		2,707	238,812
			8,927,094
Indonesia	2.5%
Bank Tabungan Negara Persero Tbk PT(a)		1,690,100	205,071
Matahari Department Store Tbk PT		1,750,500	509,376
Merdeka Copper Gold Tbk PT(a)		1,821,700	497,417
			1,211,864
Mexico	1.7%
Banco del Bajio S.A.(b)		197,000	354,062
GCC S.A.B de C.V.		33,500	259,240
Megacable Holdings S.A.B. de C.V. - CPO		61,000	207,827
			821,129
Netherlands	0.9%
VEON Ltd. - ADR(a)		261,398	446,991
Philippines	2.3%
Metropolitan Bank & Trust Co.		600,360	655,784
Wilcon Depot, Inc.		733,800	438,905
			1,094,689
Poland	2.7%
Asseco Poland S.A.		18,389	394,400

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Bank Polska Kasa Opieki S.A.		16,305	$493,393
STS Holding S.A.(a)		69,665	406,407
			1,294,200
Saudi Arabia	0.7%
United Electronics Co.		9,850	355,210
South Africa	2.6%
Aspen Pharmacare Holdings Ltd.		22,812	321,301
AVI Ltd.		51,451	238,609
Barloworld Ltd.		41,264	389,386
Life Healthcare Group Holdings Ltd.		197,860	298,373
			1,247,669
South Korea	15.5%
AfreecaTV Co. Ltd.		1,458	248,069
Dentium Co. Ltd.		4,864	285,383
DGB Financial Group, Inc.		66,680	526,000
Duk San Neolux Co. Ltd.(a)		5,123	242,382
Ecopro BM Co. Ltd.		1,362	571,319
Eugene Technology Co. Ltd.		7,826	336,942
Hana Materials, Inc.		9,895	520,468
Hansol Chemical Co. Ltd.		2,753	707,071
Hyundai Mipo Dockyard Co. Ltd.		4,775	280,975
Iljin Materials Co. Ltd.		3,386	381,458
KH Vatec Co. Ltd.		18,361	409,116
KoMiCo Ltd.		6,183	348,749
LX Semicon Co. Ltd.		3,780	531,627
Mando Corp.(a)		4,439	234,714
Meritz Fire & Marine Insurance Co. Ltd.		11,953	337,046
NongShim Co. Ltd.		629	168,479
PSK, Inc.		7,670	337,154
SKC Co. Ltd.		3,016	440,719
SL Corp.		18,086	474,471
			7,382,142
Taiwan	16.5%
Alchip Technologies Ltd.		28,000	1,030,323
Arcadyan Technology Corp.		73,000	336,467
ASPEED Technology, Inc.		2,000	256,989
Bora Pharmaceuticals Co. Ltd.		36,106	240,139
Chailease Holding Co. Ltd.		60,307	572,571
E Ink Holdings, Inc.		135,000	731,597
Elite Material Co. Ltd.		44,000	439,818
Farglory Land Development Co. Ltd.		102,000	228,185
Fittech Co. Ltd.		48,000	378,881
Makalot Industrial Co. Ltd.		44,000	392,845
Merida Industry Co. Ltd.		48,000	568,270
Realtek Semiconductor Corp.		24,000	503,242

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sino-American Silicon Products, Inc.		61,000	$518,324
Taiwan Business Bank		1,004,000	358,974
Taiwan Paiho Ltd.		129,000	380,300
Voltronic Power Technology Corp.		10,850	606,804
Winbond Electronics Corp.		256,000	312,826
			7,856,555
Thailand	6.4%
Bangkok Life Assurance PCL - NVDR		645,500	717,422
Com7 PCL		67,500	165,092
Com7 PCL - REG		119,200	291,711
Fabrinet(a)		2,476	293,332
JMT Network Services PCL - REG		343,100	703,558
Land & Houses PCL - REG		920,000	242,359
Mega Lifesciences PCL - REG		282,600	427,220
VGI PCL - REG		1,087,900	214,942
			3,055,636
Turkey	0.3%
Tofas Turk Otomobil Fabrikasi A.S.		28,036	160,430
United States	1.3%
Parade Technologies Ltd.		8,000	608,943
Uruguay	0.3%
Arcos Dorados Holdings, Inc. - Class A(a)		21,902	127,689
TOTAL COMMON STOCKS (Cost $39,080,427)			46,042,145
EQUITY-LINKED SECURITIES	1.1%
India	1.1%
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/25(a)(b)		30,640	502,514
TOTAL EQUITY-LINKED SECURITIES (Cost $250,437)			502,514
PREFERRED STOCKS	0.7%
Brazil	0.7%
Gerdau S.A. - ADR, 21.21%(c)		72,578	357,084
TOTAL PREFERRED STOCKS (Cost $199,618)			357,084
TOTAL INVESTMENTS (Cost $39,530,482)	98.2%		46,901,743
NET OTHER ASSETS (LIABILITIES)	1.8%		848,787
NET ASSETS	100.0%		$47,750,530

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.

Abbreviations:
ADR – American Depositary Receipt
CPO – Certificados de Partcipatión Ordinario
NVDR – Non-Voting Depositary Receipt
REG – Registered

JOHCM FUNDS TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

At December 31, 2021 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.3%
Consumer Discretionary	11.4
Consumer Staples	5.7
Energy	1.0
Financials	14.5
Health Care	7.9
Industrials	14.8
Information Technology	25.1
Materials	9.0
Real Estate	1.8
Utilities	4.7
Total	98.2%

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.0%
Australia	5.0%
Atlassian Corp. PLC - Class A(a)		35,733	$13,624,635
Fortescue Metals Group Ltd.		1,142,431	15,966,886
			29,591,521
Canada	2.2%
Magna International, Inc.		164,308	13,299,090
Denmark	4.4%
Novo Nordisk A/S - Class B		126,585	14,151,540
Orsted A/S(b)		91,143	11,704,091
			25,855,631
Germany	1.9%
BioNTech S.E. - ADR(a)		44,521	11,477,514
Hong Kong	2.1%
Hong Kong Exchanges & Clearing Ltd.		209,544	12,237,990
Ireland	4.7%
Accenture PLC - Class A		33,052	13,701,706
Aptiv PLC(a)		86,565	14,278,897
			27,980,603
Japan	9.4%
Keyence Corp.		21,881	13,751,380
Recruit Holdings Co. Ltd.		225,200	13,651,372
SBI Holdings, Inc.		498,200	13,579,398
Sony Group Corp.		117,800	14,891,015
			55,873,165
Netherlands	8.9%
ASML Holding N.V.		17,131	13,783,225
Koninklijke DSM N.V.		58,156	13,109,700
NXP Semiconductors N.V.		58,872	13,409,864
Prosus N.V.(a)		153,581	12,856,866
			53,159,655
South Korea	2.1%
NAVER Corp.		39,361	12,495,876
Sweden	2.4%
Boliden AB		369,510	14,324,303
Taiwan	2.8%
MediaTek, Inc.		384,271	16,429,361
United Kingdom	7.4%
CNH Industrial N.V.		777,146	15,099,947
IHS Markit Ltd.		109,544	14,560,588
Linde PLC		41,477	14,368,877
			44,029,412
United States	44.7%
Agilent Technologies, Inc.		86,804	13,858,259
Applied Materials, Inc.		96,669	15,211,834

JOHCM FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Avantor, Inc.(a)		325,699	$13,724,956
Catalent, Inc.(a)		103,452	13,244,959
Chart Industries, Inc.(a)		74,067	11,812,946
Estee Lauder Cos. (The), Inc. - Class A		39,210	14,515,542
Intercontinental Exchange, Inc.		108,764	14,875,652
Intuit, Inc.		20,254	13,027,778
Keysight Technologies, Inc.(a)		75,228	15,535,334
Lam Research Corp.		21,489	15,453,814
Micron Technology, Inc.		175,371	16,335,809
Microsoft Corp.		43,009	14,464,787
Morningstar, Inc.		46,241	15,813,959
Nasdaq, Inc.		66,277	13,918,833
NVIDIA Corp.		45,591	13,408,769
PayPal Holdings, Inc.(a)		47,138	8,889,284
Thermo Fisher Scientific, Inc.		23,062	15,387,889
United Rentals, Inc.(a)		36,827	12,237,244
Wolfspeed, Inc.(a)		125,461	14,022,776
			265,740,424
TOTAL COMMON STOCKS (Cost $369,772,884)			582,494,545
TOTAL INVESTMENTS (Cost $369,772,884)	98.0%		582,494,545
NET OTHER ASSETS (LIABILITIES)	2.0%		11,734,297
NET ASSETS	100.0%		$594,228,842

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2021 the industry sectors for the JOHCM Global Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	2.1%
Consumer Discretionary	9.3
Consumer Staples	2.4
Financials	11.9
Health Care	13.8
Industrials	11.3
Information Technology	35.5
Materials	9.7
Utilities	2.0
Total	98.0%

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	71.1%
Auto Manufacturers	0.5%
Daimler A.G. - REG		4,736	$363,677
Daimler Truck Holding A.G.(a)		2,368	87,053
			450,730
Banks	3.5%
DNB Bank ASA		29,387	673,264
FinecoBank Banca Fineco S.p.A.		25,751	448,459
Intesa Sanpaolo S.p.A.		95,159	245,856
Lloyds Banking Group PLC		1,087,122	703,365
Truist Financial Corp.		20,638	1,208,355
			3,279,299
Beverages	1.9%
Coca-Cola Europacific Partners PLC		22,068	1,234,263
Coca-Cola Femsa S.A.B. de C.V. - ADR		9,026	494,535
			1,728,798
Building Materials	2.4%
Cie de Saint-Gobain		16,487	1,161,328
CRH PLC		21,144	1,116,159
			2,277,487
Chemicals	3.5%
Air Products & Chemicals, Inc.		3,237	984,890
International Flavors & Fragrances, Inc.		6,474	975,308
Linde PLC		3,747	1,298,073
			3,258,271
Commercial Services	1.0%
Allfunds Group PLC(a)		8,347	164,365
Block, Inc.(a)		1,677	270,852
Bureau Veritas S.A.		13,965	463,937
			899,154
Diversified Financial Services	5.8%
Azimut Holding S.p.A.		27,723	773,858
Charles Schwab (The) Corp.		10,880	915,008
CME Group, Inc.		4,904	1,120,368
Julius Baer Group Ltd.		13,614	909,764
ORIX Corp.		34,900	712,308
Visa, Inc. - Class A		4,386	950,490
			5,381,796
Electric	1.2%
Terna Rete Elettrica Nazionale S.p.A.		144,203	1,163,477
Electrical Component & Equipments	0.6%
ABB Ltd. - REG		13,566	516,882
Food	3.1%
Danone S.A.		14,907	926,481

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Nestle S.A. - REG		8,908	$1,245,265
Sysco Corp.		8,538	670,660
			2,842,406
Food Service	1.0%
Aramark		12,914	475,881
Compass Group PLC(a)		22,041	492,553
			968,434
Gas	1.0%
Enagas S.A.		42,155	974,980
Healthcare-Products	1.4%
Thermo Fisher Scientific, Inc.		1,886	1,258,415
Healthcare-Services	1.5%
Anthem, Inc.		2,008	930,788
UnitedHealth Group, Inc.		1,013	508,668
			1,439,456
Home Builders	1.0%
Sekisui House Ltd.		44,200	948,808
Insurance	0.9%
Allianz S.E. - REG		3,373	797,443
Internet	3.9%
Alphabet, Inc. - Class C(a)		475	1,374,455
Meta Platforms, Inc. - Class A(a)		2,790	938,416
Naspers Ltd. - Class N		5,735	889,672
Zendesk, Inc.(a)		4,458	464,925
			3,667,468
Machinery-Diversified	1.5%
Deere & Co.		1,268	434,785
Duerr A.G.		11,489	524,914
GrafTech International Ltd.		37,427	442,761
			1,402,460
Media	0.3%
NOS SGPS S.A.		61,144	237,378
Mining	0.8%
Anglo American PLC		11,124	454,116
Royal Gold, Inc.		2,881	303,110
			757,226
Oil & Gas	2.3%
Eni S.p.A.		17,159	237,200
Repsol S.A.		61,205	726,473
TotalEnergies S.E.		22,964	1,166,829
			2,130,502
Pharmaceuticals	5.6%
AstraZeneca PLC		7,977	936,987
GlaxoSmithKline PLC		23,359	507,968
Novartis A.G. - REG		13,477	1,183,500

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pfizer, Inc.		12,843	$758,379
Roche Holding A.G. - ADR		18,174	939,414
Sanofi		9,205	928,309
			5,254,557
Pipelines	2.0%
ONEOK, Inc.		12,573	738,789
Williams Cos. (The), Inc.		44,789	1,166,306
			1,905,095
Real Estate	1.4%
Hang Lung Properties Ltd.		143,343	294,865
Hongkong Land Holdings Ltd.		79	411
Hysan Development Co. Ltd.		198,000	611,961
Realogy Holdings Corp.(a)		23,163	389,370
			1,296,607
Real Estate Investment Trusts	8.3%
Boston Properties, Inc.		3,719	428,354
Champion REIT		819,000	419,082
Crown Castle International Corp.		7,947	1,658,857
Digital Realty Trust, Inc.		5,326	942,010
Douglas Emmett, Inc.		12,464	417,544
Frasers Logistics & Commercial Trust		840,249	947,743
JBG SMITH Properties		6,337	181,935
Mapletree Industrial Trust		471,580	948,339
Suntec Real Estate Investment Trust		423,500	474,536
VICI Properties, Inc.		41,976	1,263,897
			7,682,297
Retail	1.9%
Cie Financiere Richemont S.A. - Class A - REG		5,334	796,490
Dollar Tree, Inc.(a)		6,760	949,915
			1,746,405
Semiconductors	5.1%
Infineon Technologies A.G.		16,572	768,428
NXP Semiconductors N.V.		4,213	959,637
ON Semiconductor Corp.(a)		19,819	1,346,107
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		7,459	897,392
Texas Instruments, Inc.		4,212	793,836
			4,765,400
Software	4.5%
Bill.com Holdings, Inc.(a)		1,272	316,919
DocuSign, Inc.(a)		1,460	222,372
Microsoft Corp.		5,059	1,701,443
Oracle Corp.		11,457	999,165
SAP S.E.		6,685	954,759
			4,194,658

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Telecommunications	3.2%
AT&T, Inc.		39,189	$964,049
Cisco Systems, Inc.		9,069	574,702
Telefonica Deutschland Holding A.G.		86,100	238,200
Vodafone Group PLC		766,680	1,164,967
			2,941,918
TOTAL COMMON STOCKS (Cost $52,426,919)			66,167,807

	Percentage of Net Assets	Principal Amount	Value
CONVERTIBLE BONDS	5.7%
Internet	2.2%
Airbnb, Inc. 0.00%, 03/15/26(b)		$510,000	499,035
Spotify U.S.A., Inc. 0.00%, 03/15/26(b)		1,000,000	904,400
Twitter, Inc. 0.00%, 03/15/26(b)		770,000	689,612
			2,093,047
Media	0.7%
Liberty Latin America Ltd. 2.00%, 07/15/24		695,000	682,837
Software	2.8%
Alteryx, Inc. 1.00%, 08/01/26		760,000	679,250
Fastly, Inc. 0.00%, 03/15/26(b)		1,360,000	1,111,800
Splunk, Inc. 1.13%, 06/15/27		840,000	783,300
			2,574,350
TOTAL CONVERTIBLE BONDS (Cost $5,563,201)			5,350,234
CORPORATE BONDS	13.2%
Advertising	1.6%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/28(b)		1,400,000	1,466,500
Aerospace/Defense	0.5%
Boeing (The) Co. 5.81%, 05/01/50		320,000	434,722
Banks	1.5%
Bank of America Corp. (Variable, ICE LIBOR USD 3M + 2.66%) 4.30%, 01/28/25(c)		450,000	455,062
JPMorgan Chase & Co. (Variable, U.S. SOFR + 2.75%) 4.00%, 04/01/25(c)		900,000	904,500
			1,359,562

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Diversified Financial Services	0.6%
Charles Schwab Corp. (The) (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%) 5.38%, 06/01/25(c)		$550,000	$599,500
Electrical Component & Equipments	0.5%
WESCO Distribution, Inc. 7.25%, 06/15/28(b)		400,000	438,500
Healthcare-Services	0.6%
Encompass Health Corp. 4.63%, 04/01/31		440,000	447,700
IQVIA, Inc. 5.00%, 10/15/26(b)		150,000	153,938
			601,638
Internet	2.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/01/27(b)		420,000	434,175
GrubHub Holdings, Inc. 5.50%, 07/01/27(b)		450,000	446,850
Netflix, Inc. 6.38%, 05/15/29		505,000	627,462
TripAdvisor, Inc. 7.00%, 07/15/25(b)		655,000	691,025
			2,199,512
Media	2.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/23(b)		1,650,000	1,650,066
ViacomCBS, Inc.,
(Variable, ICE LIBOR USD 3M + 3.90%) 5.88%, 02/28/57(c)		350,000	349,017
(Variable, ICE LIBOR USD 3M + 3.90%) 6.25%, 02/28/57(c)		250,000	281,562
			2,280,645
Packing & Containers	0.3%
Berry Global, Inc. 4.88%, 07/15/26(b)		300,000	310,326
Pipelines	0.8%
DCP Midstream L.P. (Variable, ICE LIBOR USD 3M + 5.15%) 7.38%, 12/15/22(c)		800,000	790,000
Real Estate	0.6%
Realogy Group LLC/Realogy Co-Issuer Corp. 9.38%, 04/01/27(b)		475,000	513,000
Real Estate Investment Trusts	1.0%
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.75%, 02/01/27		700,000	791,000
SBA Communications Corp. 3.13%, 02/01/29(b)		175,000	168,000
			959,000

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Software	0.4%
SS&C Technologies, Inc. 5.50%, 09/30/27(b)		$325,000	$339,625
TOTAL CORPORATE BONDS (Cost $12,257,567)			12,292,530

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	2.9%
iShares Gold Trust(a)		35,819	1,246,859
iShares Hang Seng TECH ETF(a)		125,300	191,223
SPDR Gold Shares(a)		7,287	1,245,786
TOTAL EXCHANGE TRADED FUNDS (Cost $2,203,423)			2,683,868

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	1.7%
Media	0.8%
Videotron Ltd. 5.13%, 04/15/27(b)		700,000	721,000
Telecommunications	0.9%
Altice France S.A.,
8.13%, 02/01/27(b)		650,000	692,559
5.50%, 01/15/28(b)		200,000	198,254
			890,813
TOTAL FOREIGN ISSUER BONDS (Cost $1,646,046)			1,611,813

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	2.1%
Beverages	0.4%
Embotelladora Andina S.A. - Class B 5.05%(d)		148,854	326,547
Semiconductors	0.8%
Samsung Electronics Co. Ltd. 2.02%(d)		12,875	770,654
Telecommunications	0.9%
2020 Cash Mandatory Exchangeable Trust (a)(b)		790	823,741
PREFERRED STOCKS (Cost $1,710,018)			1,920,942
WARRANTS	0.1%
Diversified Financial Services	0.1%
Motive Capital Corp., Exp. 12/09/25, Strike $11.50(a)		55,289	56,395
Retail	0.0%
Cie Financiere Richemont S.A., Exp. 11/22/23, Strike $67.00(a)		10,439	11,456
TOTAL WARRANTS (Cost $64,385)			67,851
CLOSED-END FUNDS	0.5%
Eagle Point Credit Co., Inc.		32,336	452,704
TOTAL CLOSED-END FUNDS (Cost $349,255)			452,704

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.5%
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(e)		2,316,369	$2,316,369
TOTAL SHORT-TERM INVESTMENTS (Cost $2,316,369)			2,316,369
TOTAL INVESTMENTS (Cost $78,537,183)	99.8%		92,864,118
NET OTHER ASSETS (LIABILITIES)	0.2%		208,413
NET ASSETS	100.0%		$93,072,531

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(c)Floating rate security. The rate presented is the rate in effect at December 31, 2021, and the related index and spread are shown parenthetically for each security.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of December 31, 2021 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
REIT – Real Estate Investment Trust

JOHCM FUNDS TRUST
JOHCM GLOBAL INCOME BUILDER FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

At December 31, 2021 the JOHCM Global Income Builder Fund's investments were concentrated as follows:
Country Allocation	Percentage of Net Assets
United States	57.1%
United Kingdom	7.5
Switzerland	6.0
France	6.0
Germany	4.0
Italy	3.1
Singapore	2.5
Spain	1.8
Japan	1.8
Hong Kong	1.6
Ireland	1.2
Chile	1.1
Netherlands	1.0
Taiwan	1.0
South Africa	1.0
South Korea	0.8
Canada	0.8
Norway	0.7
Mexico	0.5
Portugal	0.3
Total	99.8%

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.4%
Belgium	2.4%
Proximus SADP		3,247	$63,362
Canada	3.1%
Alimentation Couche-Tard, Inc.		1,940	81,284
Denmark	2.4%
Orsted A/S(a)		498	63,950
France	11.4%
Publicis Groupe S.A.		992	66,860
Sanofi		1,302	131,304
Thales S.A.		1,205	102,618
			300,782
Germany	15.1%
Continental A.G.(b)		744	78,768
Deutsche Boerse A.G.		737	123,462
Henkel A.G. & Co. KGaA		831	64,972
SAP S.E.		470	67,126
Vitesco Technologies Group A.G.(b)		1,332	65,347
			399,675
Ireland	3.0%
CRH PLC		1,508	79,868
Italy	3.3%
Enel S.p.A.		10,840	86,329
Japan	8.6%
KDDI Corp.		2,383	69,652
Nippon Gas Co. Ltd.		4,300	57,013
Nippon Telegraph & Telephone Corp.		1,379	37,705
Sugi Holdings Co. Ltd.		1,060	64,132
			228,502
Netherlands	6.4%
Heineken Holding N.V.		767	70,862
Royal Dutch Shell PLC - Class B		2,082	45,721
SBM Offshore N.V.		3,501	52,195
			168,778
Portugal	2.6%
Galp Energia SGPS S.A.		7,152	69,375
South Korea	2.0%
LG Household & Health Care Ltd.		58	53,508
Spain	3.8%
Iberdrola S.A.		8,540	100,076
Sweden	3.2%
Svenska Handelsbanken AB - Class A		7,825	84,473
Switzerland	1.2%
Roche Holding A.G. (Genusschein)		74	30,676

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	22.8%
B&M European Value Retail S.A.		11,777	$101,065
Beazley PLC(b)		11,431	72,148
Compass Group PLC(b)		3,551	79,355
HomeServe PLC		5,257	62,226
Informa PLC(b)		9,889	69,148
Lancashire Holdings Ltd.		12,244	87,836
Reckitt Benckiser Group PLC		899	77,172
Rio Tinto PLC		799	52,906
			601,856
United States	3.1%
Philip Morris International, Inc.		878	83,410
TOTAL COMMON STOCKS (Cost $2,469,712)			2,495,904
TOTAL INVESTMENTS (Cost $2,469,712)	94.4%		2,495,904
NET OTHER ASSETS (LIABILITIES)	5.6%		146,905
NET ASSETS	100.0%		$2,642,809

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.
At December 31, 2021 the industry sectors for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Communication Services	11.6%
Consumer Discretionary	12.3
Consumer Staples	18.8
Energy	6.3
Financials	13.9
Health Care	6.1
Industrials	6.2
Information Technology	2.6
Materials	5.0
Utilities	11.6
Total	94.4%

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.1%
Australia	2.2%
Fortescue Metals Group Ltd.		21,118,000	$295,150,159
Canada	3.6%
First Quantum Minerals Ltd.		11,825,806	282,989,168
Magna International, Inc.		2,692,997	217,896,551
			500,885,719
Denmark	3.9%
Novo Nordisk A/S - Class B		2,626,951	293,679,356
Orsted A/S(a)		1,874,054	240,655,889
			534,335,245
France	3.9%
L'Oreal S.A.		561,577	266,579,241
Schneider Electric S.E.		1,400,840	275,048,926
			541,628,167
Germany	12.0%
BioNTech S.E. - ADR(b)		1,140,549	294,033,532
Continental A.G.(b)		1,708,246	180,852,630
Daimler A.G. - REG		3,409,069	261,781,893
Daimler Truck Holding A.G.(b)		1,384,980	50,914,845
Deutsche Boerse A.G.		1,576,396	264,077,977
Infineon Technologies A.G.		6,410,514	297,249,535
Merck KGaA		1,135,055	293,449,532
			1,642,359,944
Hong Kong	1.9%
Hong Kong Exchanges & Clearing Ltd.		4,445,435	259,626,562
Ireland	6.6%
Accenture PLC - Class A		758,003	314,230,143
Aptiv PLC(b)		1,836,840	302,986,758
ICON PLC(b)		934,764	289,496,411
			906,713,312
Italy	2.0%
FinecoBank Banca Fineco S.p.A.		15,766,652	274,579,246
Japan	22.6%
Advantest Corp.		3,202,800	300,715,146
CyberAgent, Inc.		13,144,500	218,745,077
Fujitsu Ltd.		1,503,300	257,571,862
Japan Exchange Group, Inc.		11,404,000	249,664,100
Keyence Corp.		453,438	284,968,610
ORIX Corp.		15,063,800	307,451,932
Recruit Holdings Co. Ltd.		5,097,579	309,009,541
SBI Holdings, Inc.		10,517,583	286,676,932
Sony Group Corp.		2,542,300	321,370,352

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tokyo Electron Ltd.		517,300	$296,131,029
Z Holdings Corp.		47,940,900	278,199,530
			3,110,504,111
Netherlands	12.4%
Adyen N.V.(a)(b)		102,415	269,519,693
ASML Holding N.V.		379,856	305,623,763
Koninklijke Ahold Delhaize N.V.		8,813,198	302,369,346
Koninklijke DSM N.V.		1,418,138	319,680,924
NXP Semiconductors N.V.		1,176,495	267,982,031
Prosus N.V.(b)		2,872,918	240,503,186
			1,705,678,943
South Korea	2.1%
SK Hynix, Inc.		2,656,581	290,661,179
Switzerland	4.3%
Lonza Group A.G. - REG		360,542	300,347,156
STMicroelectronics N.V.		5,957,043	294,139,395
			594,486,551
Taiwan	2.3%
MediaTek, Inc.		7,389,734	315,945,285
United Kingdom	19.3%
Anglo American PLC		6,923,341	282,632,049
Ashtead Group PLC		3,669,476	295,128,430
B&M European Value Retail S.A.		34,757,416	298,271,039
Barclays PLC		105,103,599	266,031,793
CNH Industrial N.V.		15,774,392	302,958,662
Compass Group PLC(b)		11,691,829	261,278,621
Ferguson PLC		1,675,444	297,194,857
IHS Markit Ltd.		2,390,029	317,682,655
Linde PLC		929,406	323,760,843
			2,644,938,949
TOTAL COMMON STOCKS (Cost $9,907,847,776)			13,617,493,372
TOTAL INVESTMENTS (Cost $9,907,847,776)	99.1%		13,617,493,372
NET OTHER ASSETS (LIABILITIES)	0.9%		119,901,277
NET ASSETS	100.0%		$13,737,394,649

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Non-income producing security.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered

JOHCM FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

At December 31, 2021 the industry sectors for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Communication Services	3.6%
Consumer Discretionary	15.2
Consumer Staples	4.1
Financials	13.9
Health Care	10.7
Industrials	13.5
Information Technology	25.4
Materials	10.9
Utilities	1.8
Total	99.1%

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	1.4%
United Kingdom	1.4%
Syncona Ltd.(a)		27,486	$78,872
TOTAL CLOSED-END FUNDS (Cost $74,576)			78,872
COMMON STOCKS	97.9%
Austria	4.8%
Lenzing A.G.(a)		1,985	275,798
Belgium	2.5%
Umicore S.A.		3,492	142,129
Brazil	4.6%
Afya Ltd. - Class A(a)		9,315	146,339
YDUQS Participacoes S.A.		33,511	123,630
			269,969
Denmark	7.8%
Novo Nordisk A/S - Class B		2,607	291,449
Orsted A/S(b)		1,257	161,417
			452,866
France	8.8%
Hoffmann Green Cement Technologies S.A.S.(a)		830	23,624
Sartorius Stedim Biotech		435	238,907
Valeo		8,288	250,806
			513,337
Germany	13.1%
Befesa S.A.(a)(b)		3,693	283,269
Carl Zeiss Meditec A.G. - Bearer		772	162,448
Duerr A.G.		5,876	268,465
ProCredit Holding A.G. & Co. KGaA		5,198	47,190
			761,372
Indonesia	4.2%
Bank Rakyat Indonesia Persero Tbk PT		842,711	242,911
Japan	3.6%
Horiba Ltd.		3,591	211,060
Netherlands	8.8%
Alfen Beheer B.V.(a)(b)		2,251	226,164
QIAGEN N.V.(a)		5,107	284,574
			510,738
Norway	3.7%
TOMRA Systems ASA		2,992	214,251
Spain	1.5%
Siemens Gamesa Renewable Energy S.A.(a)		3,734	88,561
Switzerland	4.0%
Lonza Group A.G. - REG		281	234,085
United Kingdom	3.6%
Abcam PLC(a)		3,178	74,546
Autolus Therapeutics PLC - ADR(a)		19,106	99,160

JOHCM FUNDS TRUST
REGNAN GLOBAL EQUITY IMPACT SOLUTIONS
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Home REIT PLC		12,334	$21,703
Ilika PLC(a)		6,246	15,345
			210,754
United States	26.9%
Agilent Technologies, Inc.		1,690	269,809
ANSYS, Inc.(a)		637	255,513
Ecolab, Inc.		327	76,711
Evoqua Water Technologies Corp.(a)		6,249	292,141
Hannon Armstrong Sustainable Infrastructure Capital, Inc.		4,244	225,441
PTC, Inc.(a)		2,010	243,512
Xylem, Inc.		1,682	201,705
			1,564,832
TOTAL COMMON STOCKS (Cost $5,879,107)			5,692,663
TOTAL INVESTMENTS (Cost $5,953,683)	99.3%		5,771,535
NET OTHER ASSETS (LIABILITIES)	0.7%		42,416
NET ASSETS	100.0%		$5,813,951

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
REIT – Real Estate Investment Trust
At December 31, 2021 the industry sectors for the Regnan Global Equity Impact Solutions were:
Sector Allocation	% of Net Assets
Consumer Discretionary	9.0%
Financials	10.2
Health Care	28.5
Industrials	27.3
Information Technology	12.2
Materials	8.9
Real Estate	0.4
Utilities	2.8
Total	99.3%

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	83.2%
Aerospace/Defense	0.4%
TransDigm, Inc. 8.00%, 12/15/25(a)		$50,000	$52,750
Auto Parts & Equipment	1.9%
Clarios Global L.P./Clarios U.S. Finance Co. 6.25%, 05/15/26(a)		224,000	234,360
Banks	1.6%
Freedom Mortgage Corp. 6.63%, 01/15/27(a)		200,000	195,500
Building Materials	0.8%
Patrick Industries, Inc. 4.75%, 05/01/29(a)		100,000	99,000
Commercial Services	9.5%
Alta Equipment Group, Inc. 5.63%, 04/15/26(a)		200,000	205,702
Carriage Services, Inc. 4.25%, 05/15/29(a)		250,000	248,750
Herc Holdings, Inc. 5.50%, 07/15/27(a)		250,000	260,000
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/28(a)		150,000	156,375
Rent-A-Center, Inc. 6.38%, 02/15/29(a)		300,000	312,750
			1,183,577
Diversified Financial Services	14.8%
Burford Capital Global Finance LLC 6.25%, 04/15/28(a)		300,000	318,750
Enova International, Inc. 8.50%, 09/15/25(a)		200,000	206,252
ILFC E-Capital Trust I 3.37%, 12/21/65(a)(b)		150,000	123,750
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/29(a)		325,000	328,250
Navient Corp. 5.50%, 03/15/29		300,000	299,250
PRA Group, Inc. 5.00%, 10/01/29(a)		200,000	200,500
StoneX Group, Inc. 8.63%, 06/15/25(a)		200,000	212,000
World Acceptance Corp. 7.00%, 11/01/26(a)		150,000	150,375
			1,839,127

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Energy-Alternate Sources	3.7%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 01/15/26(a)		$200,000	$206,500
Renewable Energy Group, Inc. 5.88%, 06/01/28(a)		250,000	256,875
			463,375
Entertainment	2.8%
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)		80,000	82,200
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/01/26(a)		100,000	101,000
Scientific Games International, Inc. 7.00%, 05/15/28(a)		150,000	159,750
			342,950
Food	3.1%
Fresh Market (The), Inc. 9.75%, 05/01/23(a)		160,000	164,600
United Natural Foods, Inc. 6.75%, 10/15/28(a)		200,000	214,160
			378,760
Healthcare-Services	1.9%
Tenet Healthcare Corp. 6.25%, 02/01/27(a)		225,000	232,875
Home Builders	1.7%
Installed Building Products, Inc. 5.75%, 02/01/28(a)		200,000	208,000
Internet	2.4%
Uber Technologies, Inc. 8.00%, 11/01/26(a)		275,000	292,875
Iron/Steel	3.5%
Allegheny Ludlum LLC 6.95%, 12/15/25		399,000	435,907
Leisure Time	6.8%
Carnival Corp. 7.63%, 03/01/26(a)		175,000	183,444
NCL Corp. Ltd. 5.88%, 03/15/26(a)		200,000	199,114
Vista Outdoor, Inc. 4.50%, 03/15/29(a)		312,000	313,950
VOC Escrow Ltd. 5.00%, 02/15/28(a)		150,000	148,500
			845,008
Lodging	3.6%
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		250,000	253,750
Travel + Leisure Co. 6.60%, 10/01/25		175,000	194,687
			448,437

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Media	0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		$100,000	$102,875
Oil & Gas	2.1%
Colgate Energy Partners III LLC 5.88%, 07/01/29(a)		250,000	257,500
Oil & Gas Services	2.1%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.25%, 04/01/28(a)		250,000	260,680
Packing & Containers	2.1%
Greif, Inc. 6.50%, 03/01/27(a)		250,000	259,375
Pharmaceuticals	2.0%
AdaptHealth LLC 5.13%, 03/01/30(a)		250,000	254,375
Pipelines	4.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/25(a)		100,000	106,000
Genesis Energy L.P./Genesis Energy Finance Corp. 8.00%, 01/15/27		225,000	231,876
NuStar Logistics L.P. 6.00%, 06/01/26		250,000	271,250
			609,126
Real Estate	1.7%
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/29(a)		200,000	205,000
Retail	5.9%
Bath & Body Works, Inc. 6.69%, 01/15/27		150,000	172,500
Carvana Co. 5.88%, 10/01/28(a)		350,000	348,688
Dillard's, Inc. 7.75%, 07/15/26		175,000	208,775
			729,963
Telecommunications	1.9%
Plantronics, Inc. 4.75%, 03/01/29(a)		250,000	238,437
Trucking & Leasing	1.2%
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/01/25(a)		150,000	155,063
TOTAL CORPORATE BONDS (Cost $10,298,760)			10,324,895
FOREIGN ISSUER BONDS	15.1%
Auto Parts & Equipment	1.6%
Adient Global Holdings Ltd. 4.88%, 08/15/26(a)		200,000	204,000

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chemicals	2.1%
Methanex Corp. 5.25%, 12/15/29		$250,000	$264,002
Commercial Services	2.1%
Cimpress PLC 7.00%, 06/15/26(a)		250,000	259,688
Healthcare-Services	1.9%
Akumin, Inc. 7.00%, 11/01/25(a)		250,000	237,925
Holding Companies-Diversified	1.7%
Stena International S.A. 6.13%, 02/01/25(a)		200,000	205,000
Mining	1.7%
First Quantum Minerals Ltd. 6.88%, 10/15/27(a)		200,000	215,250
Pharmaceuticals	1.9%
Bausch Health Cos., Inc. 5.00%, 01/30/28(a)		250,000	230,000
Telecommunications	2.1%
Sable International Finance Ltd. 5.75%, 09/07/27(a)		250,000	255,937
TOTAL FOREIGN ISSUER BONDS (Cost $1,877,423)			1,871,802

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.3%
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(c)		43,312	43,312
TOTAL SHORT-TERM INVESTMENTS (Cost $43,312)			43,312
TOTAL INVESTMENTS (Cost $12,219,495)	98.6%		12,240,009
NET OTHER ASSETS (LIABILITIES)	1.4%		172,852
NET ASSETS	100.0%		$12,412,861

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month Rate, the Treasury 10 Year Constant Maturity Rate, and the Treasury 20 Year Constant Maturity Rate, with a maximum of 12.95%.
(c)7-day current yield as of December 31, 2021 is disclosed.

JOHCM FUNDS TRUST
TSW HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

At December 31, 2021 the JOHCM TSW High Yield Bond Fund's investments were concentrated as follows:
Country Allocation	Percentage of Net Assets
United States	83.5%
Canada	7.6
Ireland	2.1
Chile	2.1
Sweden	1.7
Jersey	1.6
Total	98.6%

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	91.2%
Belgium	1.7%
Annheuser-Busch InBev S.A./N.V. - ADR		12,000	$726,600
Japan	1.3%
Nintendo Co. Ltd - ADR		9,000	525,330
United Kingdom	1.1%
Willis Towers Watson PLC		2,000	474,980
United States	87.1%
Alphabet, Inc. - Class C(a)		237	685,781
American International Group, Inc.		9,000	511,740
Applied Materials, Inc.		3,000	472,080
Arch Capital Group Ltd.(a)		29,000	1,289,050
AT&T, Inc.		19,000	467,400
Baker Hughes Co.		14,000	336,840
Bank of America Corp.		20,000	889,800
Berkshire Hathaway, Inc. - Class B(a)		5,800	1,734,200
Charles Schwab (The) Corp.		9,100	765,310
Cigna Corp.		5,709	1,310,958
Cisco Systems, Inc.		14,000	887,180
Comcast Corp. - Class A		14,500	729,785
CVS Health Corp.		15,200	1,568,032
Dell Technologies, Inc. - Class C(a)		8,000	449,360
DISH Network Corp. - Class A(a)		22,400	726,656
Dollar Tree, Inc.(a)		9,000	1,264,680
Dominion Energy, Inc.		19,000	1,492,640
FleetCor Technologies, Inc.(a)		6,000	1,343,040
Fox Corp. - Class A		11,000	405,900
Intel Corp.		25,000	1,287,500
Kraft Heinz (The) Co.		23,100	829,290
Laboratory Corp. of America Holdings(a)		1,625	510,591
Liberty Medi Corp. - Liberty SiriusXM - Class C(a)		18,225	926,741
Lockheed Martin Corp.		5,100	1,812,591
Marathon Petroleum Corp.		9,000	575,910
McKesson Corp.		6,100	1,516,277
Merck & Co, Inc.		17,000	1,302,880
Meta Platforms, Inc. - Class A(a)		1,000	336,350
O'Reilly Automotive, Inc.(a)		1,000	706,230
Organon & Co.		20,000	609,000
Post Holdings, Inc.(a)		12,500	1,409,125
Progressive (The) Corp.		11,600	1,190,740
Raytheon Technologies Corp.		11,000	946,660
Regeneron Pharmaceuticals, Inc.(a)		1,000	631,520
TJX Cos. (The), Inc.		5,000	379,600
Verizon Communications, Inc.		18,125	941,775
Vertex Pharmaceuticals, Inc.(a)		4,000	878,400

JOHCM FUNDS TRUST
TSW LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
VMware, Inc. - Class A		2,525	$292,597
Wells Fargo & Co.		25,000	1,199,500
Williams Cos. (The), Inc.		38,325	997,983
			36,611,692
TOTAL COMMON STOCKS (Cost $28,002,930)			38,338,602

SHORT-TERM INVESTMENTS	8.8%
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(b)		3,713,959	3,713,959
TOTAL SHORT-TERM INVESTMENTS (Cost $3,713,959)			3,713,959
TOTAL INVESTMENTS (Cost $31,716,889)	100.0%		42,052,561
NET OTHER ASSETS (LIABILITIES)	(0.0%)		(19,834)
NET ASSETS	100.0%		$42,032,727

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2021 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At December 31, 2021 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:
Sector Allocation	% of Net Assets
Communication Services	13.7%
Consumer Discretionary	5.6
Consumer Staples	7.0
Energy	4.5
Financials	19.2
Health Care	19.8
Industrials	6.6
Information Technology	11.3
Utilities	3.5
Total	91.2%

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	81.2%
Argentina	1.3%
MercadoLibre, Inc.(a)		100	$134,840
Brazil	3.2%
Ambev S.A.		64,500	181,696
Banco BTG Pactual S.A.(a)		40,000	150,656
			332,352
China	19.3%
Alibaba Group Holding Ltd.(a)		21,200	323,266
Hainan Meilan International Airport Co. Ltd.(a)		24,000	74,023
Lenovo Group Ltd.		194,000	222,921
NetEase, Inc.		17,000	343,377
Sinotruk Hong Kong Ltd.		63,500	97,723
Tencent Holdings Ltd.		10,000	585,825
Yum China Holdings, Inc.		5,000	249,200
Zijin Mining Group Co. Ltd. - Class H		66,000	78,548
			1,974,883
Czech Republic	1.1%
CZG - Cezka zbrojovka Group S.E.		4,900	113,926
Egypt	1.6%
Commercial International Bank Egypt S.A.E. - GDR(a)		49,000	161,700
Greece	3.1%
Motor Oil Hellas Corinth Refineries S.A.		8,300	129,931
OPAP S.A.		13,200	187,402
			317,333
Hong Kong	2.3%
China Resources Cement Holdings Ltd.		130,000	98,198
Kingboard Holdings Ltd.		27,500	133,840
			232,038
Hungary	2.0%
Richter Gedeon Nyrt		7,500	201,722
India	6.3%
ICICI Bank Ltd. - ADR		13,000	257,270
Reliance Industries Ltd. - GDR(b)		6,000	381,600
			638,870
Malaysia	2.2%
My EG Services Bhd		893,900	229,590
Mexico	3.9%
Becle S.A.B. de C.V.		55,000	137,960
Fibra Uno Administracion S.A. de C.V.		122,000	128,938
Qualitas Controladora S.A.B. de C.V.		25,000	126,847
			393,745
Philippines	0.2%
Wilcon Depot, Inc.		34,300	20,516

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Shares	Value
Poland	0.6%
Warsaw Stock Exchange		6,075	$62,392
Russia	3.5%
Polyus PJSC - GDR		2,800	247,100
Sberbank of Russia PJSC - ADR		7,000	112,350
			359,450
Singapore	2.0%
Sea Ltd. - ADR(a)		900	201,339
South Africa	3.5%
Naspers Ltd. - Class N		1,500	232,695
Sibanye Stillwater Ltd.		40,000	123,251
			355,946
South Korea	12.5%
AfreecaTV Co. Ltd.		700	119,100
Fila Holdings Corp.		6,000	180,833
Hugel, Inc.		300	38,405
NICE Information Service Co. Ltd.		7,000	105,574
Osstem Implant Co. Ltd.		1,300	155,556
Samsung Electronics Co. Ltd.		7,000	459,551
Shinhan Financial Group Co. Ltd.		7,000	215,845
			1,274,864
Switzerland	2.2%
Wizz Air Holdings PLC(a)(b)		4,000	226,747
Taiwan	8.2%
Simplo Technology Co. Ltd.		18,000	213,679
Taiwan Semiconductor Manufacturing Co. Ltd.		28,000	619,997
			833,676
Thailand	2.2%
Bangkok Bank PCL		6,200	22,551
Bangkok Bank PCL - REG		27,800	100,987
CP ALL PCL		5,200	9,184
CP ALL PCL - REG		51,800	91,489
			224,211
TOTAL COMMON STOCKS (Cost $8,073,819)			8,290,140
TOTAL INVESTMENTS (Cost $8,073,819)	81.2%		8,290,140
NET OTHER ASSETS (LIABILITIES)	18.8%		1,919,634
NET ASSETS	100.0%		$10,209,774

(a)Non-income producing security.
(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered

JOHCM FUNDS TRUST
TSW EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

At December 31, 2021 the industry sectors for the TSW Emerging Markets Fund were:
Sector Allocation	% of Net Assets
Communication Services	12.2%
Consumer Discretionary	13.0
Consumer Staples	4.1
Energy	5.0
Financials	11.9
Health Care	3.9
Industrials	6.0
Information Technology	18.4
Materials	5.4
Real Estate	1.3
Total	81.2%